Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Schedule of Inventories, Net [Line Items]
Total inventories, net	$ 35,179	$ 38,135
Foods [Member]
Schedule of Inventories, Net [Line Items]
Total inventories, net	31,057	30,341
Beverage [Member]
Schedule of Inventories, Net [Line Items]
Total inventories, net	3,035	4,391
Consumables [Member]
Schedule of Inventories, Net [Line Items]
Total inventories, net	$ 1,087	$ 3,403